GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2011	40,748,074	(30,199,751)	10,548,323
Translation difference	(512,548)	—	(512,548)

Balance at December 31, 2011	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	—	(24,528)

Balance at December 31, 2012	10,011,247	—	10,011,247
Translation difference	(300,393)	—	(300,393)

Balance at December 31, 2013	9,710,854	—	9,710,854

Balance at December 31, 2013 US$ (Note 3)	1,604,119	—	1,604,119